THE OBERWEIS FUNDS

China Opportunities Fund

Supplement dated December 4, 2008

To the Prospectus dated May 1, 2008, as amended September 30, 2008

This supplement provides new and additional information beyond that contained in the prospectus and should be retained and read in conjunction with the prospectus.

In the “International Funds” section beginning on page 5, and the “Other Investment Policies and Risks” section beginning on page 8, all references to OAM should also include “or the Sub-Adviser, as applicable.”

In the China Opportunities Fund’s “Specific Strategy” section on page 26, all references to OAM should also include “or the Sub-Adviser.”

The following paragraph is added to the “Management of the Funds” section on page 44 of the prospectus:

Effective December 1, 2008, OAM has contracted with Oberweis Asset Management (Asia) Limited (the “Sub-Adviser”) to serve as sub-adviser to the China Opportunities Fund. The Sub-Adviser, Suite 1904, 19F Two International Finance Centre-8 Finance Street, Central, Hong Kong, is a wholly-owned subsidiary of OAM. The Sub-Adviser manages the composition of the portfolio and furnishes advice with respect to the China Opportunities Fund’s investments and strategies.

The third paragraph in the “Management of the Funds” section on page 44 is removed from the prospectus.

The following paragraphs are added to the “Management Expenses” section on page 46 of the prospectus:

As compensation for the sub-advisory services provided to the China Opportunities Fund, OAM is responsible for paying the Sub-Adviser’s fees. The China Opportunities Fund does not pay any portion of the Sub-Adviser’s fees.

A discussion regarding the basis for the Board of Trustees’ approval of the Sub-Advisory Agreement for the China Opportunities Fund will be available in the annual report to shareholders for the fiscal year ended December 31, 2008.

The following is added to the back page of the prospectus:

Sub-Adviser—China Opportunities Fund

Oberweis Asset Management (Asia) Limited

Suite 1904, 19F Two International Finance Centre-8 Finance Street

Central, Hong Kong

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE OBERWEIS FUNDS

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

1-800-245-7311

THE OBERWEIS FUNDS

China Opportunities Fund

Supplement dated December 4, 2008

To the Statement of Additional Information dated May 1, 2008,

as amended September 30, 2008

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

In the “Investment Strategies and Risks” section beginning on page 5, all references to OAM should also include “or the Sub-Adviser, as applicable.”

The section heading “Oberweis Asset Management, Inc.” on page 16 is changed to “Management.”

The following paragraph is added to the section “Management” beginning on page 16 of the Statement of Additional Information:

Effective December 1, 2008, OAM has contracted with Oberweis Asset Management (Asia) Limited (the “Sub-Adviser”) to serve as sub-adviser to the China Opportunities Fund. The Sub-Adviser is a wholly-owned subsidiary of OAM based in Hong Kong. As compensation for the sub-advisory services provided to the China Opportunities Fund, OAM is responsible for paying a fee to the Sub-Adviser equal to the Sub-Adviser’s costs for providing such services, plus an additional 5% of that amount.

In the second to last paragraph on page 17, references to “OAM” should include “and the Sub-Adviser.”

In the “Portfolio Transactions” section beginning on page 23 and the “Disclosure of Portfolio Holdings” section on page 26, references to OAM should include “or the Sub-Adviser, as applicable.”

In the “Code of Ethics” section beginning on page 26, “Sub-Adviser” should be added after “OAM” in the first sentence.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE OBERWEIS FUNDS

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

1-800-245-7311